COMBINED AND CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (64,851)	$ (23,427)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	726	289
Stock-based compensation expense	6,901	1,117
Write-down of inventory	75	213
Write-off of other assets - related party	984
Sales under sales type leases		(46)
Payments received on net investment in lease	10	2
Changes in assets and liabilities:
Accounts receivable	(379)	(174)
Unbilled receivables	(91)
Inventory	(2,667)	(1,931)
Prepaid expenses and other current assets	(666)	146
Due from related parties	1,451	(782)
Other assets - related party	260	226
Prepaid inventory		651
Other long term assets	(1,201)
Accounts payable	1,436	(377)
Deferred grant funding	1,052	1,610
Deferred revenue	1,082	158
Due to related parties	1,845	27
Accrued expenses and other current liabilities	6,851	773
Net cash used in operating activities	(47,182)	(21,525)
Cash flows from investing activities:
Purchases of fixed assets	(2,711)	(1,568)
Net cash used in investing activities	(2,711)	(1,568)
Cash flows from financing activities:
Proceeds from exercise of stock options	1,497	120
Proceeds from issuance of Series D convertible preferred stock	30,468	59,769
Stock issuance costs related to Series D convertible preferred stock	(7)	(129)
Proceeds from issuance of notes payable		1,067
Repayment of notes payable	(178)	(889)
Investment from 4Bionics, LLC	3,516	1,000
Net proceeds from equity infusion from the Business Combination	141,471
Net cash provided by financing activities	176,767	60,938
Net increase in cash and cash equivalents and restricted cash	126,874	37,845
Cash, cash equivalents and restricted cash, beginning of year	64,286	26,441
Cash, cash equivalents and restricted cash, end of year	191,160	64,286
Reconciliation of cash, cash equivalents, and restricted cash reported in the statement of financial position
Cash and cash equivalents	188,498	62,676
Restricted cash	2,662	1,610
Total cash, cash equivalents and restricted cash	191,160	64,286
Supplemental disclosure of cash flow information:
Cash received from exchange of research and development tax credits	374	261
Supplemental disclosure of noncash information:
Noncash acquisition of fixed assets		$ 136
Issuance of Class A Common Stock to a service provider in exchange for the service provided in connection with the Business Combination	$ 3,000